Basis of Presentation - Cumulative effect of the adoption of the new revenue recognition guidance on the opening Consolidated Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Accounts receivable, net	$ 23,436	$ 27,364
Capitalized voyage expenses	525	0
Liabilities and Stockholders' Equity:
Retained earnings	$ 501,113	547,937
Update Balance as at January 1, 2018
Assets:
Accounts receivable, net		25,415
Capitalized voyage expenses		638
Liabilities and Stockholders' Equity:
Retained earnings		546,626
New Revenue Standard Adjustment
Assets:
Accounts receivable, net		(1,949)
Capitalized voyage expenses		638
Liabilities and Stockholders' Equity:
Retained earnings		$ (1,311)